Income Taxes and Duties - Summary of Income Tax Expense (Benefit) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of Income Taxes and Duties [Line items]
Total duties, taxes and other	$ 14,931,772	$ 307,348,122	$ 185,572,075	$ 343,823,489
PEMEX [member]
Disclosure of Income Taxes and Duties [Line items]
Current income tax		3,573,731	5,370,822	4,247,998
Deferred income tax		(3,052,891)	25,592,117	(33,237,009)
Total duties, taxes and other		$ 520,840	$ 30,962,939	$ (28,989,011)